Note 6 - Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for trade accounts receivable [text block]
	12/31/2024	12/31/2023
Accounts receivable from customers	25,912	95,922
Provisional price adjustment	(9,249)	(66,229)
	16,663	29,693